Depreciation and Amortization	12 Months Ended
Dec. 31, 2024
Depreciation and Amortization [Abstract]
Depreciation and Amortization
37.	Depreciation and Amortization:

The amounts corresponding to charges to results for depreciation and amortization during the year 2024, 2023 and 2022, are detailed as follows:

	2024	2023	2022
	MCh$	MCh$	MCh$

Amortization of intangibles assets
Other intangible assets arising from business combinations	—	—	—
Other independently originated intangible assets	36,265	29,346	21,502
Depreciation of property and equipment
Buildings and land	9,725	9,295	9,228
Other property and equipment	18,447	21,098	21,351
Depreciation and impairment of leased assets
Buildings and land	28,672	31,195	30,804
Other property and equipment	—	—	—
Depreciation for improvements in leased real estate as leased of right-to-use assets	1,135	1,017	963
Amortization for the right-to-use other intangible assets under lease	—	—	—
Depreciation of other assets for investment properties	357	357	357
Amortization of other assets per activity income asset	—	—	—
Total	94,601	92,308	84,205